Intangible Assets, Net - Schedule of Annual Estimated Amortization Expenses for Acquired Intangible Assets (Detail) - Trademarks [Member] ¥ in Thousands	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
2016	¥ 4,554
2017	4,554
2018	4,554
2019	4,554
2020	¥ 4,554